DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature [abstract]
Depreciation and amortization expense	$ 632	$ 552	$ 1,277	$ 1,096
Compensation	640	414	1,278	857
Fuel, transportation, and distribution costs	372	423	765	808
Operations and maintenance costs	266	219	542	422
Marketing and administrative costs	217	130	419	257
Cost of inventory	862	787	1,607	1,407
Utilities	143	117	283	237
Other direct operating costs	148	70	338	134
Total	$ 3,280	$ 2,712	$ 6,509	$ 5,218